INVENTORIES (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Finished goods	$ 59,400,000		$ 59,400,000		$ 49,100,000
Ore stockpiles	5,300,000		5,300,000		9,100,000
Mine supplies	144,800,000		144,800,000		149,700,000
Current inventories	209,500,000		209,500,000		207,900,000
Ore stockpiles included in other non-current assets	167,600,000		167,600,000		156,000,000
Inventories	377,100,000		377,100,000		$ 363,900,000
Disclosure of Inventories [Line Items]
Cost of inventories recognised as expense during period	0	$ 6,300,000	700,000	$ 17,000,000
Ore Stockpiles
Disclosure of Inventories [Line Items]
Inventory write-down	500,000	0	3,900,000	100,000
Mine Supplies
Disclosure of Inventories [Line Items]
Inventory write-down	$ 1,400,000	$ 1,100,000	$ 8,000,000	$ 4,000,000